Restructuring Charges - Activity and Liability Balances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				6 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended
	Oct. 31, 2012 Restructuring Plan 2011 [Member]	Oct. 31, 2011 Restructuring Plan 2011 [Member]	Oct. 31, 2011 Restructuring Plan 2009 [Member]	Oct. 31, 2010 Restructuring Plan 2009 [Member]	Apr. 30, 2013 Restructuring Plan 2013 and 2011 [Member]	Oct. 31, 2012 Restructuring Plan 2013 and 2011 [Member]	Oct. 31, 2011 Restructuring Plan 2013 and 2011 [Member]	Oct. 31, 2012 Workforce [Member] Restructuring Plan 2011 [Member]	Oct. 31, 2011 Workforce [Member] Restructuring Plan 2011 [Member]	Oct. 31, 2011 Workforce [Member] Restructuring Plan 2009 [Member]	Oct. 31, 2010 Workforce [Member] Restructuring Plan 2009 [Member]	Apr. 30, 2013 Workforce [Member] Restructuring Plan 2013 and 2011 [Member]	Oct. 31, 2012 Workforce [Member] Restructuring Plan 2013 and 2011 [Member]	Oct. 31, 2011 Workforce [Member] Restructuring Plan 2013 and 2011 [Member]	Oct. 31, 2012 Facility & Other [Member] Restructuring Plan 2011 [Member]	Oct. 31, 2011 Facility & Other [Member] Restructuring Plan 2011 [Member]	Oct. 31, 2011 Facility & Other [Member] Restructuring Plan 2009 [Member]	Oct. 31, 2010 Facility & Other [Member] Restructuring Plan 2009 [Member]	Apr. 30, 2013 Facility & Other [Member] Restructuring Plan 2013 and 2011 [Member]	Oct. 31, 2012 Facility & Other [Member] Restructuring Plan 2013 and 2011 [Member]	Oct. 31, 2011 Facility & Other [Member] Restructuring Plan 2013 and 2011 [Member]
Restructuring Reserve Disclosures [Abstract]
Beginning Balance	$ 7,308		$ 8,319	$ 13,909	$ 12,191	$ 7,308		$ 1,076		$ 4,918	$ 9,958	$ 5,335	$ 1,076		$ 6,232		$ 3,401	$ 3,951	$ 6,856	$ 6,232
Charged to expense	13,602	8,038	1,048	10,015	5,362	13,602	8,038	9,721	1,389	816	8,339	3,744	9,721	1,389	3,881	6,649	232	1,676	1,618	3,881	6,649
Cash payments	(8,719)	(730)	(7,274)	(15,246)	(9,051)	(8,719)	(730)	(5,462)	(313)	(5,757)	(13,020)	(6,266)	(5,462)	(313)	(3,257)	(417)	(1,517)	(2,226)	(2,785)	(3,257)	(417)
Adjustments to accrual			(2,118)	(425)	(553)						(425)						(2,118)		(553)
Foreign currency translation			25	66						23	66						2
Ending Balance	$ 12,191	$ 7,308		$ 8,319	$ 7,949	$ 12,191	$ 7,308	$ 5,335	$ 1,076		$ 4,918	$ 2,813	$ 5,335	$ 1,076	$ 6,856	$ 6,232		$ 3,401	$ 5,136	$ 6,856	$ 6,232